UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              10th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng            New York, New York        January 17, 2007
---------------------------    ------------------------   ---------------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          30
                                                 -----------------
Form 13F Information Table Value Total:          134,498
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1       COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
                   TITLE OF                 VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
 NAME OF ISSUER     CLASS      CUSIP      (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS     SOLE     SHARED  NONE
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
AK STEEL
HOLDING CORP      COM         001547108          240      100,000   SH   PUT       SOLE                     100,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
AMERICAN ELEC
PWR INC           COM         025537101       11,275      264,800   SH             SOLE                     264,800    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
APACHE CORP       COM         037411105       10,658      160,244   SH             SOLE                     160,244    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
BROOKFIELD
HOMES CORP        COM         112723101          255      100,000   SH   PUT       SOLE                     100,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
CAMERON
INTERNATIONAL
CORP              COM         13342B105          655      100,000   SH   CALL      SOLE                     100,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
CARBO
CERAMICS INC      COM         140781105        6,775      181,300   SH             SOLE                     181,300    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
CONOCOPHILLIPS    COM         20825C104        2,878       40,000   SH             SOLE                      40,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
DEVON ENERGY
CORP NEW          COM         25179M103        4,904       73,100   SH             SOLE                      73,100    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
EQUITABLE
RESOURCES INC     COM         294549100       10,028      240,200   SH             SOLE                     240,200    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
EXELON CORP       COM         30161N101        8,046      130,000   SH             SOLE                     130,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
GOLDCORP
INC NEW           COM         380956409       10,412      366,115   SH             SOLE                     366,115    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
HANOVER
COMPRESSOR CO     COM         410768105          209      270,000   SH   CALL      SOLE                     270,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
HANOVER
COMPRESSOR CO     COM         410768105        5,673      300,300   SH             SOLE                     300,300    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
KB HOME           COM         48666K109          441      125,000   SH   PUT       SOLE                     125,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
KINROSS
GOLD CORP         COM         496902404        4,587      386,100   SH             SOLE                     386,100    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
NATIONAL
OILWELL
VARCO INC         COM         637071101        3,977       65,000   SH             SOLE                      65,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------

    COLUMN 1       COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
                   TITLE OF                 VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
 NAME OF ISSUER     CLASS      CUSIP      (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS     SOLE     SHARED  NONE
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
NORTHGATE
MINERALS CORP     COM         666416102        5,815    1,670,900   SH             SOLE                   1,670,900    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
NUCOR CORP        COM         670346105          395      100,000   SH   PUT       SOLE                     100,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
OCCIDENTAL
PETROLEUM
CORP DEL          COM         674599105        8,946      183,200   SH             SOLE                     183,200    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
OVERSEAS
SHIPHOLDING
GROUP I           COM         690368105        50,67       90,006   SH             SOLE                      90,006    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
PRIDE INTL
INC DEL           COM         74153Q102        2,701       90,000   SH             SOLE                      90,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
PRIDE INTL
INC DEL           COM         74153Q102          650      236,200   SH   CALL      SOLE                     236,200    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
RYLAND
GROUP INC         COM         783764103          298      200,000   SH   PUT       SOLE                     200,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
SCHLUMBERGER
LTD               COM         806857108        4,428       70,100   SH             SOLE                      70,100    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
STREETTRACKS
GOLD TR           GOLD SHS    863307104        6,697      105,950   SH             SOLE                     105,950    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
TOLL BROTHERS
INC               COM         889478103          100      100,000   SH   PUT       SOLE                     100,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
TRANSOCEAN INC    COM         G90078109        2,427       30,000   SH             SOLE                      30,000    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
UNITED STATES
STEEL CORP NEW    COM         912909108        1,107      381,500   SH   PUT       SOLE                     381,500    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
WEATHERFORD
INTERNATIONAL LT  COM         G95089101        4,418      105,710   SH             SOLE                     105,710    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------
WISCONSIN
ENERGY CORP       COM         976657106       10,436      219,885   SH             SOLE                     219,885    0
----------------- ----------- ---------- ----------- ------------ ------ ----- ------------ ----------- ----------- ------ ------